Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable
	As of December 31,
	2020	2019
Accounts receivable	$2,427,507	$3,054,229
Less: allowance for doubtful accounts	(298,224)	$(307,026)
Accounts receivable, net	$2,129,283	$2,747,203
Accounts receivable – related parties, net	$696,086	$1,015,152
Non-current accounts receivable	$2,009,766	$2,031,725
Non-current accounts receivable-related parties	$813,297	$584,411

Schedule of the allowance for doubtful accounts
Balance at January 1, 2019	$337,894
Decrease in allowance for doubtful accounts	(26,880)
Foreign exchange difference	(3,988)
Balance at December 31, 2019	$307,026
Decrease in allowance for doubtful accounts	(27,696)
Foreign exchange difference	18,894
Balance at December 31, 2020	$298,224